Long-Term Debt - Additional Information - Euro-denominated term loans (Detail) In Thousands, unless otherwise specified				6 Months Ended					6 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jul. 31, 2013 USD ($)	Jun. 30, 2014 Minimum [Member]	Jun. 30, 2014 Maximum [Member]	Jun. 30, 2014 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2014 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2014 Euro-denominated Term Loans due through 2023 [Member] Minimum [Member]	Jun. 30, 2014 Euro-denominated Term Loans due through 2023 [Member] Maximum [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,804,455	$ 1,777,507	$ 963,000			$ 330,846	€ 241,700	$ 340,221
Reference rate for the variable rate of the debt instrument						EURIBOR	EURIBOR
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility				0.30%	2.80%				0.60%	2.25%
Debt instrument collateral, description						The term loans are collateralized by first-priority mortgages on two vessels to which the loans relate, together with certain other related security and are guaranteed by the Partnership and one of its subsidiaries.	The term loans are collateralized by first-priority mortgages on two vessels to which the loans relate, together with certain other related security and are guaranteed by the Partnership and one of its subsidiaries.
Weighted-average interest rate for the Partnership's long-term debt outstanding	2.52%	2.48%